Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Percentage of expected dividend yield			0.90%
Percentage of expected volatility			48.10%
Percentage of risk-free interest rate			1.90%
Expected term			3 years 10 months 24 days
Aggregate intrinsic value of options exercised	$ 2.0	$ 2.4	$ 1.3
Aggregate intrinsic value of stock options outstanding and exercisable	0.3
Weighted-average contractual life of stock options outstanding	10 months 24 days
Weighted-average fair value of stock options granted per share	$ 0.00	$ 0.00	$ 11.90
Non-employee director retainer common shares per quarter	900
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation cost	4.6	4.7	4.6
Performance-Accelerated Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Pretax compensation expense	4.0	3.6	3.6
Non-Employee Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	0.6	0.6	0.5
Total income tax benefit recognized	1.6	1.8	1.8
Total unrecognized compensation cost related to share-based compensation arrangements	$ 5.9
Remaining weighted-average period for recognition of total unrecognized compensation cost, years	1 year 7 months 6 days
Options Granted Prior To September 30, 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life from date of issuance	10 years
Options Granted On Or After September 30, 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life from date of issuance	5 years